TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations	$ (188)	$ 2,721	$ 2,475
Statutory tax rate	25.00%	25.00%	24.00%
Theoretical tax expenses (benefits) on the above amount at the Israeli statutory tax rate	(47)	680	594
Income tax at rate other than the Israeli statutory tax rate	46	4	29
Tax advances and non-deductible expenses including equity based compensation expenses	215	349	278
Deferred taxes on losses and other temporary differences		(1,223)
Difference between financial statements measurement of income and tax basis	(55)	(347)	(165)
Utilization of operating losses carry forward from prior years for which deferred taxes were not created	(97)	(636)	(625)
Tax adjustment in respect of different tax rates	(95)
Taxes in respect to prior years	32	43	14
Other individually immaterial income tax item		8
Taxes on income, net, as reported in the statements of operations	$ (1)	$ (1,122)	$ 125